Reserves - Summary of Movements in Each Class of Reserve (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	$ 1,492	$ 1,674
Foreign currency translation gain/( loss)	(117)	(63)	$ 34
Share-based payments	(544)	(119)
Ending balance	831	1,492	1,674
Foreign Currency Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(1,348)	(1,285)
Foreign currency translation gain/( loss)	(117)	(63)
Ending balance	(1,465)	(1,348)	(1,285)
Share-based Payments Reserve [Member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	2,840	2,959
Share-based payments	(544)	(119)
Ending balance	$ 2,296	$ 2,840	$ 2,959